CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 889,795	$ 1,508,843	$ 513,595
Prepaid expenses	16,894	1,230	7,562
Other receivables	2,400
Current assets of discontinued operations			800
Total current assets	909,089	1,510,073	521,957
Note receivable from Duke Mountain	80,000	80,000
Long-term assets of discontinued operations			543,877
Intangible assets	162,854	162,854
Total assets	1,151,943	1,752,927	1,065,834
Current liabilities
Accounts payable and accrued liabilities	15,641	11,222	17,973
Accrued expenses - related parties	45,978
Other current liabilities	137,500
Current liabilities of discontinued operations			12,932
Total current liabilities	126,413	55,441	40,543
Other long term liabilities	237,500
Long-term liabilities of discontinued operations			57,532
Total liabilities	436,619	55,441	98,075
STOCKHOLDERS' EQUITY
Preferred stock: $0.0001 par value: Authorized: 10,000,000 shares Issued and outstanding: nil
Common stock: $0.00001 par value: Authorized: 500,000,000 Issued and outstanding: 66,575,122 shares (2012: 63,075,122)	666	666	631
Additional paid-in capital	8,116,001	7,220,612	5,462,236
Accumulated deficit	(7,401,343)	(5,523,792)	(4,491,004)
Accumulated deficit since development stage		(1,068,310)
Accumulated other comprehensive loss			(4,104)
Total stockholders' equity	715,324	1,697,486	967,759
Total liabilities and stockholders' equity	$ 1,151,943	$ 1,752,927	$ 1,065,834